UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: October 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund
The Rice Hall James Funds

Annual Report	October 31, 2019

RICE HALL JAMES SMALL CAP PORTFOLIO

RICE HALL JAMES MICRO CAP PORTFOLIO

Investment Adviser:

Rice Hall James & Associates, LLC

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2019

The RHJ Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to their reports on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the Commission’s website at http://www.sec.gov.

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2019 (Unaudited)

SHAREHOLDERS’ LETTER

RHJ Funds Annual Report

Fiscal 2019 picked up where fiscal 2018 left off, culminating in a dramatic December sell-off as investors wrestled with concerns over peak growth, trade tensions, an inverted yield curve, and restrictive monetary policy. The sell-off, while acute, was only temporary. In January, the Federal Reserve (“Fed”) pivoted to a more accommodative monetary policy, which catalyzed a 10-month stock market rally, particularly for large-cap stocks.

The S&P 500 Index and Russell 2000 Index gained 14.3% and 4.9%, respectively, during the period as large-caps once again outpaced small-caps. Growth continued to outperform value as positive business momentum became scarcer. In a cooling economy, the market tends to place a premium on growth and long-duration assets, often with little to no concern for valuation. The widening valuation disconnect between value/cyclical stocks and growth/momentum stocks continued as trade tensions escalated in May and global growth slowed. The trend, however, unwound somewhat in September and October as U.S.-China trade talks showed signs of progress.

The impact of fluctuating trade wars with long-standing partners cannot be understated. The Trump administration’s protectionist trade policies are far reaching and in a constant state of flux. The lack of visibility to the rules and regulations that govern trade has complicated decision making at the company level. Heightened trade uncertainty has led businesses, particularly manufacturers, to delay expansion-targeted capital investments, exacerbating the economic slowdown.

Although none of these issues were enough to derail the bull in isolation, their cumulative impact has started to weigh on global business and the domestic economy, and investors have taken notice. While import tariffs are having “success” in crimping the Chinese economy, they are stifling demand in the most important market for U.S. industrial companies. The tariffs have also pushed input costs higher, compromising profitability and stoking inflationary fears. These trends have led to a less certain outlook for the preponderance of public companies, and have left investors wondering -- is this as good as it gets?

Monetary policy at the Fed and its global counterparts also dominated headlines throughout the period. The biggest catalyst of the year came from the Fed. After three years of tightening monetary policy, the Fed ended its rate hike cycle amid deteriorating economic data. The Chairman of the Fed sparked the January rally by walking back previously hawkish commentary and the Federal Open Market Committee (“FOMC”) gave the equity market shots of adrenaline by cutting short-

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2019 (Unaudited)

term interest rates in July and September amidst slowing growth and weak inflation. The FOMC cut rates for a third time in October as the fiscal year came to a close.

The question we are asking ourselves, as it will inform how we invest for the future, is how do we move forward? Is global growth poised to reaccelerate, sustaining an already record-setting recovery, or have we witnessed the last gasp of a late cycle economy?

Looking ahead we see improving trade relations as the cornerstone for economic acceleration, but remain cognizant that the rising threat of global protectionism and political uncertainty may cap near-term growth, or worse. Trade talks with key partners appear to be improving, the Fed’s actions have resulted in lower borrowing costs, M&A activity is robust, and share repurchases remain at elevated levels. The U.S. consumer also appears healthy, with record low unemployment and steady wage gains.

We remain positioned for growth and continue to identify companies through our bottom-up research process with strong long-term fundamentals and attractive risk/ reward characteristics. We would expect any rebound in global economic growth to usher in a return to a more earnings-driven and valuation sensitive market.

RHJ Small Cap Portfolio

As of October 31, 2019	6 Months	Calendar YTD	1 Year

RHJ Small Cap Portfolio	-4.05%	13.22%	-0.80%

Russell 2000 Index	-1.09%	17.18%	4.90%

Russell 2000 Growth Index	-1.73%	18.62%	6.40%

The RHJ Small Cap Portfolio (“Small Cap Portfolio”) returned -0.80% for the year ended October 31, 2019, underperforming the Russell 2000 Index return of 4.90%.

In a reversal from last year, the Small Cap Portfolio’s overweight to Health Care (19% vs. 16% index weight) combined with a -18% return (vs. -4% for the index sector) was the biggest detractor for the period. A significant underweight to Financials (6% vs. 18% for the index) combined with lagging stock selection (-13% return vs 6% for the index) was also a negative. Lastly, having no exposure to Real Estate (7% of the index) also hurt relative performance as it was one of the best performing sectors in the index with an 18% return for the year.

The overweight to Industrials (24% vs. 15% index weight) combined with very strong stock selection (20% return vs. 11% for the index) was the biggest contributor for the year. Within Energy, stock selection was in line but the underweight to the sector (2%

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2019 (Unaudited)

vs. 4% in the index) was additive, as it was the worst performing index sector with a -42% return. Lastly, within the slightly overweight Communications Services sector (4% vs. 3% index weight), the Small Cap Portfolio names were up 13% vs. -9% for the index.

RHJ Micro Cap Portfolio

As of October 31, 2019	6 Months	Calendar YTD	1 Year

RHJ Micro Cap Portfolio	-6.73%	10.15%	-0.55%

Russell Microcap Index	-3.97%	10.69%	-3.27%

Russell Microcap Growth Index	-8.29%	7.34%	-6.82%

The RHJ Micro Cap Portfolio (“Micro Cap Portfolio”) posted a return of -0.55% for the year ending October 31, 2019, outperforming the Russell Microcap Index return of -3.27%.

Within Financials, a significant underweight position (7% vs. 24%) combined with a -8% return compared to 5% for the index, was the overall worst detractor to relative performance. We had a market-like 10% weight to Consumer Discretionary but stock selection lagged with a -17% return, compared to -7% for the index. Lastly, having no exposure to Real Estate (5% of the index) also hurt relative performance as it was one of the best performing sectors in the index with a 24% return for the year.

On a positive note, our significant overweight to Industrials (22% vs. 11% for the index) combined with an 18% return (vs. 1% for the index) was the biggest contributor to relative performance for the year. In addition, stock selection was again strong within Health Care. The Portfolio had an index-like weight of 24% in Health Care and returned 1% compared to the index’ -10% return. Within Energy, the Portfolio had a slight underweight (4% vs. 5% for the index) and significantly outperformed with a -7% return vs. -34% for the index sector.

Investment Management Team

The RHJ Funds

November 26, 2019

This represents management’s assessment of the Funds and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Past performance is not a guarantee of future results. Mutual fund investing involves risk including the possible loss of principal. There are specific risks inherent in small

The Advisors’ Inner Circle Fund	RHJ FUNDS October 31, 2019 (Unaudited)

cap investing, such as greater share volatility as compared to other funds that invest in stocks of companies with larger and potentially more stable market capitalizations.

Definition of Comparative Indices

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Microcap Index is an unmanaged index that consists of the smallest 2,000 securities in the small-cap Russell 2000 Index plus the next 2,000 securities.

Russell Microcap Growth Index measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO October 31, 2019 (Unaudited)

Growth of a $10,000 Investment

†	The Rice Hall James Small Cap Portfolio commenced operations on November 1, 1996.

*	If the Adviser and/or Fund’s service providers had not limited certain expenses, the Fund’s total return would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower than the performance quoted. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends but, unlike a fund’s returns, do not reflect the deduction of any fees or expenses. If such fees and expenses were included in the index returns the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations may change at any given time; they do not constitute, and should not be considered, recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

The Advisors’ inner Circle Fund	RHJ MICRO CAP PORTFOLIO October 31, 2019 (Unaudited)

Growth of a $10,000 Investment

†	The Rice Hall James Micro Cap Portfolio commenced operations on July 1, 1994.

*	If the Adviser and/or Fund’s service providers had not limited certain expenses, the Fund’s total return would have been lower.

N/A Not applicable

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower than the performance quoted. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends but, unlike a fund’s returns, do not reflect the deduction of any fees or expenses. If such fees and expenses were included in the index returns the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations may change at any given time; they do not constitute, and should not be considered, recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO OCTOBER 31, 2019

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.0% ††

	Shares	Value
COMMUNICATION SERVICES — 4.5%
IMAX*	44,300	$945,805
Vonage Holdings*	88,400	863,668

		1,809,473

CONSUMER DISCRETIONARY — 18.3%
Aaron’s	14,200	1,064,006
Callaway Golf	43,100	871,482
Cheesecake Factory	4,700	196,413
Five Below*	6,500	813,215
Papa John’s International	9,900	579,645
Skyline Champion*	31,200	880,776
Steven Madden	22,400	922,432
Stoneridge*	29,472	910,095
Strategic Education	4,600	565,938
YETI Holdings*	19,000	632,890

		7,436,892

CONSUMER STAPLES — 5.6%
Calavo Growers	10,300	893,319
Cott	39,400	506,290
Performance Food Group*	20,300	864,983

		2,264,592

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO OCTOBER 31, 2019

COMMON STOCK — continued

	Shares	Value

ENERGY — 1.1%
Apergy*	18,400	$463,128

FINANCIALS — 5.5%
Ameris Bancorp	24,400	1,045,540
Banner	11,000	593,780
FirstCash	7,200	607,608

		2,246,928

HEALTH CARE — 20.1%
Avanos Medical*	21,800	960,072
Coherus Biosciences*	38,100	661,797
Emergent BioSolutions*	17,300	988,868
Encompass Health	13,300	851,466
Ensign Group	15,600	659,100
NuVasive*	15,400	1,086,316
Omnicell*	14,300	1,006,577
Pennant Group*	7,400	133,126
Premier, Cl A*	25,000	814,500
Tabula Rasa HealthCare*	19,300	983,142

		8,144,964

INDUSTRIALS — 26.3%
Aerojet Rocketdyne Holdings*	23,200	1,002,936
Air Transport Services Group*	36,502	763,257
Albany International, Cl A	8,000	671,840
Cubic	14,900	1,098,726
ICF International	14,000	1,199,660
Lindsay	7,200	679,752
MasTec*	10,959	689,759
Mercury Systems*	12,018	885,246
Primoris Services	47,400	968,856
Rexnord*	25,200	712,908
Tetra Tech	10,300	900,941
US Ecology	13,757	856,098
Vicor*	6,483	235,657

		10,665,636

INFORMATION TECHNOLOGY — 15.6%
Brooks Automation	24,300	1,032,021
EPAM Systems*	5,300	932,588

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO OCTOBER 31, 2019

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Lattice Semiconductor*	38,270	$749,710
Pegasystems	11,200	842,352
Radware*	28,627	645,825
Teradata*	19,600	586,628
Verint Systems*	13,700	621,843
Verra Mobility, Cl A*	65,900	945,665

		6,356,632

TOTAL COMMON STOCK (Cost $35,114,743)		39,388,245

SHORT-TERM INVESTMENT (A) — 3.3%

Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 1.680% (Cost $1,342,161)	1,342,161	1,342,161

TOTAL INVESTMENTS — 100.3% (Cost $36,456,904)		$40,730,406

Percentages are based on Net Assets of $40,600,735.
*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of October 31, 2019.

Cl	Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO OCTOBER 31, 2019

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1% ††

	Shares	Value

COMMUNICATION SERVICES — 2.7%
Marcus	18,400	$664,240
QuinStreet*	43,200	554,256

		1,218,496

CONSUMER DISCRETIONARY — 13.1%
BJ’s Restaurants	15,700	621,563
Boot Barn Holdings*	18,532	649,547
Carrols Restaurant Group*	72,600	517,638
Conn’s*	24,100	582,979
Core-Mark Holding	21,145	645,345
Johnson Outdoors, Cl A	7,800	456,690
Rubicon Project*	64,000	544,000
Stoneridge*	18,300	565,104
Vera Bradley*	51,700	556,292
Zumiez*	24,000	765,840

		5,904,998

CONSUMER STAPLES — 1.5%
Chefs’ Warehouse*	20,000	662,500

ENERGY — 3.4%
Cactus, Cl A	17,000	505,240

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO OCTOBER 31, 2019

COMMON STOCK — continued

	Shares	Value

ENERGY — continued
DMC Global	12,770	$571,330
Solaris Oilfield Infrastructure, Cl A	41,100	437,304

		1,513,874

FINANCIALS — 4.8%
Carolina Financial	15,600	592,020
Guaranty Bancshares	14,698	465,339
Heritage Financial	23,100	635,943
Washington Trust Bancorp	8,700	444,483

		2,137,785

HEALTH CARE — 25.6%
ANI Pharmaceuticals*	10,100	788,911
AtriCure*	16,000	425,440
BioSpecifics Technologies*	11,000	532,730
Cardiovascular Systems*	8,833	393,245
CryoPort*	40,100	562,603
Inmode*	27,000	830,520
IntriCon*	25,800	533,544
Lantheus Holdings*	33,600	700,560
LeMaitre Vascular	22,700	785,420
Mesa Laboratories	2,600	592,150
NeoGenomics*	25,000	573,250
OptimizeRx*	29,600	384,800
Orthofix Medical*	10,700	449,721
Providence Service*	9,000	574,830
STAAR Surgical*	23,600	773,608
Tabula Rasa HealthCare*	16,118	821,051
Tactile Systems Technology*	13,600	617,712
Utah Medical Products	6,800	696,796
Vocera Communications*	22,300	444,216

		11,481,107

INDUSTRIALS — 25.4%
AAR	18,800	784,900
Air Transport Services Group*	27,000	564,570
CBIZ*	34,900	955,213
CRA International	15,500	763,375
Ducommun*	15,500	768,490

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO OCTOBER 31, 2019

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
ESCO Technologies	7,800	$659,022
Exponent	9,300	590,829
Kornit Digital*	23,200	788,568
NV5 Global*	8,400	608,412
PGT Innovations*	29,100	513,906
Radiant Logistics*	111,000	598,290
Resources Connection	37,900	555,235
SP Plus*	19,100	843,647
Sterling Construction*	39,800	646,551
Team*	39,100	710,056
Titan Machinery*	27,700	459,820
Vicor*	16,800	610,680

		11,421,564

INFORMATION TECHNOLOGY — 21.6%
Airgain*	46,747	531,513
Cerence*	28,000	434,000
Comtech Telecommunications	20,783	726,366
DSP Group*	54,800	817,068
I3 Verticals, Cl A*	14,700	300,615
International Money Express*	51,378	787,111
Lattice Semiconductor*	20,975	410,900
LivePerson*	11,100	455,655
Materialise ADR*	31,206	595,723
Mitek Systems*	61,784	595,598
Model N*	34,274	1,021,022
MTS Systems	14,600	824,608
Napco Security Technologies*	10,214	310,097
Perficient*	20,400	799,680
Ribbon Communications*	112,600	483,054
Virtusa*	16,900	630,032

		9,723,042

TOTAL COMMON STOCK (Cost $36,855,803)		44,063,366

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO OCTOBER 31, 2019

SHORT-TERM INVESTMENT(A) — 1.7%

	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 1.680% (Cost $755,974)	755,974	$755,974

TOTAL INVESTMENTS — 99.8% (Cost $37,611,777)		$44,819,340

Percentages are based on Net Assets of $44,897,810.
*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of October 31, 2019.

ADR	American Depositary Receipt
Cl	Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS October 31, 2019

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Portfolio	Micro Cap Portfolio

Assets:
Investments at Value (Cost $36,456,904 and $37,611,777, respectively)	$40,730,406	$44,819,340
Receivable for Investment Securities Sold	233,005	432,134
Receivable for Capital Shares Sold	33,946	19,583
Dividends Receivable	1,755	3,581
Prepaid Expenses	13,952	10,105

Total Assets	41,013,064	45,284,743

Liabilities:
Payable for Investment Securities Purchased	258,691	279,948
Payable for Capital Shares Redeemed	51,905	3,153
Payable to Administrator	9,256	9,854
Payable to Investment Adviser	5,066	24,151
Payable to Trustees	4,265	4,494
Chief Compliance Officer Fees Payable	1,443	1,520
Other Accrued Expenses	81,703	63,813

Total Liabilities	412,329	386,933

Net Assets	$40,600,735	$44,897,810

Net Assets Consist of:
Paid-in Capital	$40,581,456	$37,539,407
Total Distributable Earnings	19,279	7,358,403

Net Assets	$40,600,735	$44,897,810

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,043,758	1,603,128

Net Asset Value,
Per share* — Institutional Class	$8.05	$28.01

*	Redemption price per share may be less if the shares are redeemed less than 90 days from the date of purchase. See Note 2 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS FOR THE YEAR ENDED OCTOBER 31, 2019

STATEMENTS OF OPERATIONS

	Small Cap Portfolio	Micro Cap Portfolio

Investment Income
Dividends	$244,384	$252,794
Less: Foreign Taxes Withheld	(275)	—

Total Investment Income	244,109	252,794

Expenses
Investment Advisory Fees	341,263	345,656
Administration Fees	103,072	111,151
Trustees’ Fees	15,809	17,274
Chief Compliance Officer Fees	4,326	4,645
Transfer Agent Fees	194,194	124,030
Legal Fees	23,040	24,711
Registration and Filing Fees	18,836	24,058
Audit Fees	17,190	18,768
Printing Fees	16,815	17,802
Custodian Fees	5,000	5,000
Other Expenses	13,594	15,589

Expenses Before Expense Waiver and Fees Paid Indirectly	753,139	708,684

Less:
Waiver of Investment Advisory Fees	(325,371)	(131,303)
Fees Paid Indirectly(1)	(5,450)	(9,058)

Net Expenses After Expense Waiver and Fees Paid Indirectly	422,318	568,323

Net Investment Loss	(178,209)	(315,529)

Net Realized Gain (Loss) on Investments	(3,899,582)	454,371

Net Change in Unrealized Appreciation (Depreciation) on Investments	3,673,235	(1,198,337)

Total Net Realized and Unrealized Loss on Investments	(226,347)	(743,966)

Net Decrease in Net Assets
Resulting from Operations	$(404,556)	$(1,059,495)

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Loss	$(178,209)	$(215,720)
Net Realized Gain (Loss) on Investments	(3,899,582)	9,959,324
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,673,235	(6,270,815)

Net Increase (Decrease) in Net Assets Resulting in Operations	(404,556)	3,472,789

Distributions	(9,819,302)	(2,911,003)

Return of Capital	(40,146)	—

Capital Share Transactions:
Issued	7,308,741	27,368,785
Reinvestment of Distributions	9,790,105	2,889,070
Redeemed	(11,340,998)	(33,917,179)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,757,848	(3,659,324)

Total Decrease in Net Assets	(4,506,156)	(3,097,538)

Net Assets:
Beginning of Year	45,106,891	48,204,429

End of Year	$40,600,735	$45,106,891

Shares Issued and Redeemed:
Issued	895,301	2,454,138
Reinvestment of Distributions	1,410,678	266,028
Redeemed	(1,364,892)	(2,935,962)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	941,087	(215,796)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Loss	$(315,529)	$(409,370)
Net Realized Gain on Investments	454,371	9,988,328
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,198,337)	(6,520,444)

Net Increase (Decrease) in Net Assets Resulting in Operations	(1,059,495)	3,058,514

Distributions	(9,592,618)	(5,688,859)

Capital Share Transactions:
Issued	5,045,695	4,232,105
Reinvestment of Distributions	8,297,105	5,232,018
Redemption Fees(1)	2,391	94
Redeemed	(9,996,283)	(5,552,133)

Net Increase in Net Assets from Capital Share Transactions	3,348,908	3,912,084

Total Increase (Decrease) in Net Assets	(7,303,205)	1,281,739

Net Assets:
Beginning of Year	52,201,015	50,919,276

End of Year	$44,897,810	$52,201,015

Shares Issued and Redeemed:
Issued	176,834	122,821
Reinvestment of Distributions	337,144	155,391
Redeemed	(366,807)	(156,606)

Net Increase in Shares Outstanding from Share Transactions	147,171	121,606

(1) See Note 2 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year

	Years Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value,
Beginning of Year	$10.99	$11.16	$10.16	$13.61	$17.40

Income (Loss) from
Investment Operations:
Net Investment Loss(1)	(0.03)	(0.05)	(0.03)	(0.04)	(0.06)
Net Realized and Unrealized Gain (Loss)	(0.45)	0.60	1.48	(0.64)	0.83

Total from Investment Operations	(0.48)	0.55	1.45	(0.68)	0.77

Distributions from:
Net Realized Gain	(2.45)	(0.72)	(0.45)	(2.77)	(4.56)
Return of Capital	(0.01)	—	—	—	—

Total Distributions	(2.46)	(0.72)	(0.45)	(2.77)	(4.56)

Net Asset Value,
End of Year	$8.05	$10.99	$11.16	$10.16	$13.61

Total Return†	(0.80)%	5.00%	14.49%	(5.18)%	5.35%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$40,601	$45,107	$48,204	$41,425	$48,215
Ratio of Net Expenses to Average Net Assets	1.00%(2)	1.00%(2)	0.97%(3)	1.07%(3)	1.19%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.77%	1.68%	1.66%	1.56%	1.67%
Ratio of Net Investment Loss to Average Net Assets	(0.42)%	(0.41)%	(0.32)%	(0.35)%	(0.42)%
Portfolio Turnover Rate†	84%	103%	84%	54%	47%

(1)	Per share calculations were performed using average shares for the year.

(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly and commission recapture. If these amounts were included, the ratios would have decreased by 1 basis point (bps) and 5 bps, respectively.

(3)

The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were excluded, the ratios would have increased by 3 bps, 2 bps and 6 bps, respectively.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year

	Years Ended October 31,
	2019	2018	2017	2016	2015
Net Asset Value,
Beginning of Year	$35.85	$38.16	$29.20	$27.53	$27.50

Income (Loss) from
Investment Operations:
Net Investment Loss(1)	(0.20)	(0.28)	(0.33)	(0.11)	(0.33)
Net Realized and Unrealized Gain (Loss)	(0.93)	2.23	9.29	1.78	0.36

Total from Investment Operations	(1.13)	1.95	8.96	1.67	0.03

Redemption Fees(2)	—	—	—	—	—

Distributions from:
Net Realized Gain	(6.71)	(4.26)	—	—	—

Total Distributions	(6.71)	(4.26)	—	—	—

Net Asset Value,
End of Year	$28.01	$35.85	$38.16	$29.20	$27.53

Total Return†	(0.55)%	5.84%	30.68%	6.07%	0.11%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$44,898	$52,201	$50,919	$44,888	$43,493
Ratio of Net Expenses to Average Net Assets	1.25%(3)	1.25%(3)	1.25%(4)	1.36%(4)	1.60%(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.54%	1.39%	1.47%	1.55%	1.71%
Ratio of Net Investment Loss to Average Net Assets	(0.68)%	(0.78)%	(0.97)%	(0.40)%	(1.14)%
Portfolio Turnover Rate†	67%	64%	48%	62%	71%

(1)	Per share calculations were performed using average shares for the year.

(2)	Value is less than $0.005 per share.

(3)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly and commission recapture. If these amounts were included, the ratios would have decreased by 2 basis points (bps) and 1 bps, respectively.

(4)

The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were excluded, the ratios would have increased by 3 bps, 1 bps and 1 bps, respectively.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.

 Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2019

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 47 funds. The financial statements herein are those of the Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”) and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index at reconstitution each June. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Rice Hall James SMID Cap Portfolio liquidated on July 31, 2019.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or approximately 4:00

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2019

pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2019, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session of the exchange on which the security is principally traded.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2019

(unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indicator of the risk associated with investing in these securities.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2019, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” (i.e., a greater than 50% probability) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e.,

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2019

the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended October 31, 2019, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $2,391 and $94, for the years ended October 31, 2019 and October 31, 2018, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2019

4.	Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended October 31, 2019, the Small Cap Portfolio and Micro Cap Portfolio paid $103,072 and $111,151, respectively, for these services.

The Funds direct, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Funds’ expenses. Under this arrangement, the Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $4,111 and $7,976, respectively, savings that were used to pay administrative expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statements of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend-disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the year ended October 31, 2019, the Small Cap Portfolio and the Micro Cap Portfolio earned credits of $1,339 and $1,082, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2019

contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2020. In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee reduction and/or expense reimbursement and (ii) at the time of the recoupment.

RHJ Fund	Contractual Expense Limitation
Small Cap Portfolio	1.00%
Micro Cap Portfolio	1.25%

As of October 31, 2019, the Adviser may seek as reimbursement of previously waived fees for the Funds as follows:

	Expiring	Expiring	Expiring
RHJ Fund	2020	2021	2022	Total
Small Cap Portfolio	$283,075	$364,224	$325,371	$972,670
Micro Cap Portfolio	97,026	68,108	131,303	296,437

6. Investment Transactions:

For the year ended October 31, 2019, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

RHJ Fund	Purchases	Sales
Small Cap Portfolio	$34,388,414	$37,328,167
Micro Cap Portfolio	30,086,115	35,038,969

There were no purchases or sales of long-term U.S. Government Securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital as appropriate, in the period in which the differences arise.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2019

Permanent book and tax basis differences are primarily attributable to net operating losses which have been classified to (from) the following for the year ended October 31, 2019:

	Distributable Earnings
RHJ Fund	(Accumulated Loss)	Paid-in Capital
Small Cap Portfolio	$ 159,666	$ (159,666)
Micro Cap Portfolio	246,269	(246,269)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

RHJ Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

Small Cap Portfolio

2019	$1,474,205	$8,345,097	$40,146	$9,859,448

2018	—	2,911,003	—	2,911,003

Micro Cap Portfolio

2019	785,181	8,807,437	—	9,592,618

2018	—	5,688,859	—	5,688,859

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed
	Long-Term	Capital Loss Carry	Late-Year Loss	Unrealized	Total Distributable
RHJ Fund	Capital Gain	Forward - Short-Term	Deferral	Appreciation	Earnings
Small Cap Portfolio	$—	$(3,942,628)	$(175,886)	$4,137,793	$19,279
Micro Cap Portfolio	490,231	—	(280,754)	7,148,926	7,358,403

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and retain their character as either short-term or long-term capital losses.

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2019 through October 31, 2019, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2019

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2019, were as follows:

		Aggregate	Aggregate
		Gross	Gross
	Federal	Unrealized	Unrealized	Net Unrealized
RHJ Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Small Cap Portfolio	$ 36,592,613	$ 5,327,559	$ (1,189,766)	$ 4,137,793
Micro Cap Portfolio	37,670,414	8,823,683	(1,674,757)	7,148,926

8. Concentration of Risks:

Equity Risk (Small Cap Portfolio, Micro Cap Portfolio) — Since the Funds purchase equity securities, the Funds are subject to equity risk, or the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and accordingly the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Small-Capitalization Company Risk (Small Cap Portfolio, Micro Cap Portfolio) — The small-capitalization companies in which the Funds will invest may be more vulnerable to adverse business or economic events as compared to larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have comparatively limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Growth Style Risk (Small Cap Portfolio, Micro Cap Portfolio) — The Funds pursue a “growth style” of investing, meaning that the Funds invest in equity securities of companies that the Adviser believes can potentially offer above-average rates of earnings growth and that therefore may experience stock price increases that exceed the increases observed in the benchmark or in the stock’s peer universe. Over time and in different market environments, growth-style investing may fall in or out of favor, and in the latter case, the Funds may underperform other equity funds that rely on different investing styles or pursue different objectives.

Micro-Capitalization Company Risk (Micro Cap Portfolio) — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, as compared to the volume

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2019

of information available about larger peers, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than stock prices corresponding to large-, mid- and small-capitalization companies, and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

9. Other:

At October 31, 2019, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, (shareholder segments comprised of omnibus accounts that were held on behalf of individual shareholders), each owning 10% or greater of the aggregate shares outstanding, was as follows:

	No. of
RHJ Fund	Shareholders	% Ownership
Small Cap Portfolio	2	36%
Micro Cap Portfolio	1	47%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, remote, based on experience, the risk of loss from such claims is considered remote.

10. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies focus on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacts the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until effective date.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2019

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments to the financial statements were required.

The Advisors’ Inner Circle Fund	RHJ Funds October 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

The Advisors’ Inner Circle Fund and Shareholders of

Rice Hall James Small Cap Portfolio and

Rice Hall James Micro Cap Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Rice Hall James Small Cap Portfolio and Rice Hall James Micro Cap Portfolio, each a series of shares of beneficial interest in The Advisors’ Inner Circle Fund (the “Funds”), including the schedules of investments, as of October 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended October 31, 2015 were audited by other auditors whose report, dated December 24, 2015, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The Advisors’ Inner Circle Fund	RHJ Funds October 31, 2019

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers and by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in The Advisors’ Inner Circle Fund since 2013.

Philadelphia, Pennsylvania

December 26, 2019

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you hold an investment that is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period (May 1, 2019 through October 31, 2019).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses, after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — and does NOT represent your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/19	10/31/19	Ratios	Period*
Actual Fund Return
Small Cap Portfolio	$1,000.00	$959.50	1.00%	$4.89
Micro Cap Portfolio	1,000.00	932.70	1.25	6.04
Hypothetical 5% Return
Small Cap Portfolio	$1,000.00	$1,020.21	1.00%	$5.04
Micro Cap Portfolio	1,000.00	1,018.95	1.25	6.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).

The Advisors’ inner Circle Fund	RHJ Funds OCTOBER 31, 2019

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, years of birth, positions with the Trust, lengths of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years

INTERESTED TRUSTEES [3],[4]

Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

N. Jeffrey Klauder (Born: 1952)	Trustee (Since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

INDEPENDENT TRUSTEES [4]

Joseph T. Grause, Jr. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (Since 2018)

Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 47 funds in The Advisors’ Inner Circle Fund.

The Advisors’ inner Circle Fund	RHJ Funds OCTOBER 31, 2019

Trustees.” Messrs. Nesher and Klauder are Trustees who may be deemed to be “interested” person of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-474-5669. The following chart lists Trustees and Officers as of October 31, 2019.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of The Korea Fund, Inc.

The Advisors’ inner Circle Fund	RHJ Funds OCTOBER 31, 2019

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years

INDEPENDENT TRUSTEES (continued)[3]

Mitchell A. Johnson (Born: 1942)	Trustee (Since 2005)	Retired. Private investor since 1994.

Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Bruce Speca (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

George J. Sullivan, Jr. (Born: 1942)	Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.

OFFICERS

Michael Beattie (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments Company, since 2004.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 47 funds in The Advisors’ Inner Circle Fund.

The Advisors’ inner Circle Fund	RHJ Funds OCTOBER 31, 2019

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds.

Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

None.

The Advisors’ inner Circle Fund	RHJ Funds OCTOBER 31, 2019

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years

OFFICERS (continued)

James Bernstein (Born: 1962)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting, since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014

Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP, from 2006 to 2010.

Russell Emery (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

The Advisors’ inner Circle Fund	RHJ Funds OCTOBER 31, 2019

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

The Advisors’ inner Circle Fund	RHJ Funds OCTOBER 31, 2019

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years

OFFICERS (continued)

Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Robert Morrow (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.

Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011

The Advisors’ inner Circle Fund	RHJ Funds OCTOBER 31, 2019

Other Directorships

Held in the Past Five Years

None.

None.

None.

The Advisors’ Inner Circle Fund	RHJ Funds October 31, 2019

BOARD CONSIDERATIONS IN RE-APPROVING THE INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 21, 2019 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of

The Advisors’ Inner Circle Fund	RHJ Funds October 31, 2019

the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser

The Advisors’ Inner Circle Fund	RHJ Funds October 31, 2019

had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously

The Advisors’ Inner Circle Fund	RHJ Funds October 31, 2019

concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Advisors’ Inner Circle Fund	RHJ Funds October 31, 2019

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2019, the Fund is designating the following items with regard to distributions paid during the year.

	Return of Capital	Ordinary Income Distribution	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	Short-term Capital Gain Dividends (3)
Small Cap Portfolio	0.41%	14.95%	84.64%	100.00%	0.00%	0.00%	100.00%
Micro Cap Portfolio	0.00%	8.19%	91.81%	100.00%	0.00%	0.00%	100.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2019. Complete information will be computed and reported with your 2019 Form 1099-DIV.

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RHJ-AR-001-1800

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts George Sullivan and Robert Mulhall, and each whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$104,400	None	None	$104,400	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	$6,000	None	$57,000	$6,000	None	None
(d)	All Other Fees	None	None	$97,500	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$608,176	None	None	$936,860	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(3)	$11,559	None	None	$19,532	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$68,000	None	None	$170,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(4)	None	None	None	$89,000	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$113,300	None	None	$113,300	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to affiliates of the Funds.

(3)	Tax compliance services for Westwood Emerging Markets Fund.

(4)	Tax return preparation.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $160,500 and $6,000 for 2019 and 2018, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $11,559 and $19,532 for 2019 and 2018, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $89,000 for 2019 and 2018, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2019 and 2018, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to

Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 9, 2020

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: January 9, 2020

*	Print the name and title of each signing officer under his or her signature.